Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss)

NOTE 22 – OTHER COMPREHENSIVE INCOME (LOSS)

Other comprehensive income (loss) components and related tax effects were as follows:

	2011	2010
Net unrealized holding gains (losses) on securities available for sale arising during the year	$5,298	$(935)
Reclassification adjustment for net gains included in net income	(627)	(1,063)

Net unrealized gains (losses)	4,671	(1,998)
Tax expense (benefit)	1,588	(679)

Net-of-tax amount	3,083	(1,319)

Change in fair value of derivatives used for cash flow hedges	(761)	(1,588)
Reclassification adjustments for gains realized in income	—	—

Net unrealized gains (losses)	(761)	(1,588)
Tax expense (benefit)	(259)	(540)

Net-of-tax amount	(502)	(1,048)

	$(2,581)	$(2,367)

The following is a summary of the accumulated other comprehensive income (loss) balances, net of tax:

	Balance at December 31, 2010	Current Period Change	Balance at December 31, 2011

Unrealized gain (losses) on securities available for sale	$440	$3,083	$3,523
Unrealized gain (losses) on derivatives used for cash flow hedges	(990)	(502)	(1,492)

Total	$(550)	$2,581	$2,031